Measurement of Expected Credit Loss - Summary Of Loan Portfolio And Related Impact On Contractual Cash Flows (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($)
UVA-indexed mortgage loans [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Affected portfolio	$ 16,568,485
Loss from changes in contractual cash flows	(451,177)	[1]
UVA-indexed pledge loans [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Affected portfolio	338,749
Loss from changes in contractual cash flows	$ (7,118)	[1]

[1]	Recognized in Net Interest Income.